Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000001635
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Retail
Trading Symbol	BARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Asset Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$145	1.29%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap stocks posted solid returns, although they lagged large caps throughout much of the period in a market dominated by the Magnificent Seven mega-cap names. The Fund, while posting double-digit gains, underperformed due to weak stock selection, particularly in Real Estate, Consumer Discretionary, and Industrials. Sector weightings did not factor much into results, with the positive impact of lack of exposure to the lagging Consumer Staples and Energy sectors along with an overweight in Real Estate, which soared on falling rates late in the period, cancelled out by the negative impact of higher exposure to the lagging Health Care sector and lack of exposure to the outperforming Utilities sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell Midcap Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,663	$10,584	$10,524
03/31/2015	$11,029	$11,153	$10,714
06/30/2015	$11,106	$11,026	$10,728
09/30/2015	$10,183	$10,145	$9,951
12/31/2015	$10,655	$10,563	$10,574
03/31/2016	$10,485	$10,624	$10,677
06/30/2016	$10,772	$10,790	$10,958
09/30/2016	$11,317	$11,285	$11,440
12/31/2016	$11,318	$11,337	$11,921
03/31/2017	$12,458	$12,118	$12,606
06/30/2017	$13,410	$12,629	$12,986
09/30/2017	$13,854	$13,296	$13,580
12/31/2017	$14,275	$14,201	$14,440
03/31/2018	$14,933	$14,510	$14,347
06/30/2018	$15,783	$14,968	$14,905
09/30/2018	$17,055	$16,102	$15,967
12/31/2018	$14,255	$13,527	$13,683
03/31/2019	$17,155	$16,181	$15,605
06/30/2019	$18,844	$17,055	$16,244
09/30/2019	$18,388	$16,940	$16,433
12/31/2019	$19,618	$18,324	$17,928
03/31/2020	$16,343	$14,652	$14,181
06/30/2020	$20,912	$19,086	$17,304
09/30/2020	$22,658	$20,875	$18,898
12/31/2020	$26,088	$24,846	$21,672
03/31/2021	$25,804	$24,705	$23,048
06/30/2021	$28,373	$27,440	$24,947
09/30/2021	$28,316	$27,232	$24,921
12/31/2021	$29,722	$28,008	$27,234
03/31/2022	$25,393	$24,484	$25,796
06/30/2022	$20,023	$19,325	$21,488
09/30/2022	$19,596	$19,199	$20,528
12/31/2022	$21,978	$20,524	$22,003
03/31/2023	$23,137	$22,399	$23,583
06/30/2023	$23,962	$23,795	$25,561
09/30/2023	$22,889	$22,552	$24,729
12/31/2023	$25,722	$25,833	$27,714
03/31/2024	$27,249	$28,286	$30,491
06/30/2024	$26,276	$27,377	$31,471
09/30/2024	$28,448	$29,168	$33,432

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Retail	24.29%	9.12%	11.02%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 4,441,124,161
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 44,072,858
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	30.4%
Health Care	20.2%
Industrials	18.5%
Financials	13.0%
Consumer Discretionary	7.8%
Real Estate	6.5%
Communication Services	3.2%
Materials	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Gartner, Inc.	9.7%
IDEXX Laboratories, Inc.	5.9%
Guidewire Software, Inc.	5.2%
Verisk Analytics, Inc.	5.2%
Arch Capital Group Ltd.	5.1%
Mettler-Toledo International, Inc.	5.1%
CoStar Group, Inc.	3.7%
Fair Isaac Corporation	3.6%
Roper Technologies, Inc.	2.9%
Space Exploration Technologies Corp.	2.8%
Total	49.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077818
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Institutional
Trading Symbol	BARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Asset Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap stocks posted solid returns, although they lagged large caps throughout much of the period in a market dominated by the Magnificent Seven mega-cap names. The Fund, while posting double-digit gains, underperformed due to weak stock selection, particularly in Real Estate, Consumer Discretionary, and Industrials. Sector weightings did not factor much into results, with the positive impact of lack of exposure to the lagging Consumer Staples and Energy sectors along with an overweight in Real Estate, which soared on falling rates late in the period, cancelled out by the negative impact of higher exposure to the lagging Health Care sector and lack of exposure to the outperforming Utilities sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell Midcap Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,066,865	$1,058,378	$1,052,402
03/31/2015	$1,104,463	$1,115,298	$1,071,348
06/30/2015	$1,112,836	$1,102,573	$1,072,824
09/30/2015	$1,021,058	$1,014,483	$995,053
12/31/2015	$1,069,025	$1,056,260	$1,057,439
03/31/2016	$1,052,775	$1,062,377	$1,067,679
06/30/2016	$1,082,185	$1,078,979	$1,095,765
09/30/2016	$1,137,892	$1,128,525	$1,143,953
12/31/2016	$1,138,566	$1,133,669	$1,192,106
03/31/2017	$1,254,411	$1,211,829	$1,260,572
06/30/2017	$1,351,139	$1,262,907	$1,298,585
09/30/2017	$1,396,827	$1,329,627	$1,357,947
12/31/2017	$1,440,198	$1,420,124	$1,444,005
03/31/2018	$1,507,640	$1,451,003	$1,434,699
06/30/2018	$1,594,497	$1,496,818	$1,490,491
09/30/2018	$1,724,068	$1,610,195	$1,596,672
12/31/2018	$1,442,153	$1,352,660	$1,368,314
03/31/2019	$1,736,412	$1,618,065	$1,560,472
06/30/2019	$1,908,662	$1,705,470	$1,624,375
09/30/2019	$1,863,798	$1,693,983	$1,643,258
12/31/2019	$1,989,621	$1,832,444	$1,792,751
03/31/2020	$1,658,681	$1,465,223	$1,418,072
06/30/2020	$2,123,457	$1,908,612	$1,730,438
09/30/2020	$2,302,422	$2,087,518	$1,889,769
12/31/2020	$2,652,706	$2,484,546	$2,167,217
03/31/2021	$2,625,335	$2,470,502	$2,304,769
06/30/2021	$2,888,780	$2,744,039	$2,494,677
09/30/2021	$2,884,675	$2,723,186	$2,492,140
12/31/2021	$3,029,989	$2,800,785	$2,723,349
03/31/2022	$2,590,065	$2,448,436	$2,579,598
06/30/2022	$2,043,834	$1,932,508	$2,148,776
09/30/2022	$2,001,597	$1,919,889	$2,052,841
12/31/2022	$2,246,070	$2,052,388	$2,200,278
03/31/2023	$2,366,103	$2,239,893	$2,358,264
06/30/2023	$2,452,085	$2,379,534	$2,556,047
09/30/2023	$2,343,811	$2,255,228	$2,472,878
12/31/2023	$2,635,716	$2,583,276	$2,771,400
03/31/2024	$2,793,874	$2,828,598	$3,049,076
06/30/2024	$2,695,786	$2,737,706	$3,147,134
09/30/2024	$2,920,604	$2,916,788	$3,343,173

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Institutional	24.61%	9.40%	11.31%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 4,441,124,161
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 44,072,858
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	30.4%
Health Care	20.2%
Industrials	18.5%
Financials	13.0%
Consumer Discretionary	7.8%
Real Estate	6.5%
Communication Services	3.2%
Materials	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Gartner, Inc.	9.7%
IDEXX Laboratories, Inc.	5.9%
Guidewire Software, Inc.	5.2%
Verisk Analytics, Inc.	5.2%
Arch Capital Group Ltd.	5.1%
Mettler-Toledo International, Inc.	5.1%
CoStar Group, Inc.	3.7%
Fair Isaac Corporation	3.6%
Roper Technologies, Inc.	2.9%
Space Exploration Technologies Corp.	2.8%
Total	49.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165210
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	R6
Trading Symbol	BARUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Asset Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap stocks posted solid returns, although they lagged large caps throughout much of the period in a market dominated by the Magnificent Seven mega-cap names. The Fund, while posting double-digit gains, underperformed due to weak stock selection, particularly in Real Estate, Consumer Discretionary, and Industrials. Sector weightings did not factor much into results, with the positive impact of lack of exposure to the lagging Consumer Staples and Energy sectors along with an overweight in Real Estate, which soared on falling rates late in the period, cancelled out by the negative impact of higher exposure to the lagging Health Care sector and lack of exposure to the outperforming Utilities sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell Midcap Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,334,325	$5,291,890	$5,262,007
03/31/2015	$5,522,315	$5,576,492	$5,356,742
06/30/2015	$5,564,182	$5,512,863	$5,364,121
09/30/2015	$5,105,289	$5,072,415	$4,975,264
12/31/2015	$5,345,126	$5,281,301	$5,287,195
03/31/2016	$5,263,877	$5,311,886	$5,338,393
06/30/2016	$5,411,839	$5,394,894	$5,478,824
09/30/2016	$5,689,462	$5,642,624	$5,719,766
12/31/2016	$5,692,832	$5,668,344	$5,960,531
03/31/2017	$6,271,099	$6,059,146	$6,302,862
06/30/2017	$6,754,742	$6,314,534	$6,492,924
09/30/2017	$6,983,181	$6,648,133	$6,789,736
12/31/2017	$7,200,031	$7,100,621	$7,220,024
03/31/2018	$7,537,245	$7,255,014	$7,173,497
06/30/2018	$7,971,536	$7,484,087	$7,452,456
09/30/2018	$8,619,396	$8,050,975	$7,983,362
12/31/2018	$7,208,716	$6,763,297	$6,841,571
03/31/2019	$8,681,125	$8,090,324	$7,802,359
06/30/2019	$9,541,299	$8,527,349	$8,121,873
09/30/2019	$9,316,978	$8,469,916	$8,216,289
12/31/2019	$9,947,210	$9,162,219	$8,963,755
03/31/2020	$8,291,370	$7,326,113	$7,090,358
06/30/2020	$10,616,404	$9,543,062	$8,652,191
09/30/2020	$11,511,244	$10,437,588	$9,448,844
12/31/2020	$13,261,600	$12,422,730	$10,836,087
03/31/2021	$13,124,741	$12,352,510	$11,523,844
06/30/2021	$14,440,865	$13,720,194	$12,473,385
09/30/2021	$14,421,477	$13,615,928	$12,460,697
12/31/2021	$15,148,157	$14,003,922	$13,616,746
03/31/2022	$12,948,440	$12,242,182	$12,897,992
06/30/2022	$10,217,167	$9,662,539	$10,743,878
09/30/2022	$10,007,196	$9,599,444	$10,264,206
12/31/2022	$11,228,392	$10,261,942	$11,001,387
03/31/2023	$11,827,354	$11,199,463	$11,791,320
06/30/2023	$12,258,508	$11,897,668	$12,780,235
09/30/2023	$11,715,891	$11,276,138	$12,364,389
12/31/2023	$13,175,488	$12,916,382	$13,856,999
03/31/2024	$13,965,054	$14,142,992	$15,245,380
06/30/2024	$13,475,852	$13,688,528	$15,735,670
09/30/2024	$14,598,734	$14,583,940	$16,715,866

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
R6	24.61%	9.40%	11.31%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 4,441,124,161
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 44,072,858
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	30.4%
Health Care	20.2%
Industrials	18.5%
Financials	13.0%
Consumer Discretionary	7.8%
Real Estate	6.5%
Communication Services	3.2%
Materials	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Gartner, Inc.	9.7%
IDEXX Laboratories, Inc.	5.9%
Guidewire Software, Inc.	5.2%
Verisk Analytics, Inc.	5.2%
Arch Capital Group Ltd.	5.1%
Mettler-Toledo International, Inc.	5.1%
CoStar Group, Inc.	3.7%
Fair Isaac Corporation	3.6%
Roper Technologies, Inc.	2.9%
Space Exploration Technologies Corp.	2.8%
Total	49.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001636
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Retail
Trading Symbol	BGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.34%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, underperformed its benchmark due to weak stock section, particularly in Consumer Discretionary, Communication Services, and Real Estate. Sector weightings did not significantly impact performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,723	$11,006	$10,524
03/31/2015	$11,225	$11,736	$10,714
06/30/2015	$11,093	$11,968	$10,728
09/30/2015	$10,127	$10,404	$9,951
12/31/2015	$10,261	$10,854	$10,574
03/31/2016	$10,287	$10,346	$10,677
06/30/2016	$10,628	$10,681	$10,958
09/30/2016	$10,896	$11,666	$11,440
12/31/2016	$10,881	$12,082	$11,921
03/31/2017	$12,006	$12,729	$12,606
06/30/2017	$12,724	$13,287	$12,986
09/30/2017	$13,127	$14,113	$13,580
12/31/2017	$13,822	$14,761	$14,440
03/31/2018	$14,155	$15,100	$14,347
06/30/2018	$15,279	$16,192	$14,905
09/30/2018	$16,480	$17,086	$15,967
12/31/2018	$13,419	$13,387	$13,683
03/31/2019	$16,316	$15,682	$15,605
06/30/2019	$17,451	$16,113	$16,244
09/30/2019	$17,319	$15,440	$16,433
12/31/2019	$18,805	$17,200	$17,928
03/31/2020	$14,601	$12,768	$14,181
06/30/2020	$18,601	$16,673	$17,304
09/30/2020	$20,623	$17,867	$18,898
12/31/2020	$24,958	$23,156	$21,672
03/31/2021	$25,175	$24,285	$23,048
06/30/2021	$27,121	$25,236	$24,947
09/30/2021	$28,087	$23,810	$24,921
12/31/2021	$29,910	$23,813	$27,234
03/31/2022	$25,906	$20,806	$25,796
06/30/2022	$21,049	$16,800	$21,488
09/30/2022	$20,699	$16,840	$20,528
12/31/2022	$23,151	$17,536	$22,003
03/31/2023	$24,962	$18,601	$23,583
06/30/2023	$25,622	$19,913	$25,561
09/30/2023	$24,667	$18,456	$24,729
12/31/2023	$26,549	$20,808	$27,714
03/31/2024	$27,998	$22,386	$30,491
06/30/2024	$25,678	$21,732	$31,471
09/30/2024	$28,520	$23,560	$33,432

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Retail	15.62%	10.49%	11.05%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 7,586,737,355
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 75,000,891
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	49.2%
Information Technology	16.3%
Consumer Discretionary	14.1%
Real Estate	10.2%
Health Care	6.6%
Communication Services	2.8%
Industrials	0.8%
Materials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Arch Capital Group Ltd.	13.2%
MSCI Inc.	10.7%
Gartner, Inc.	9.5%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	5.7%
Choice Hotels International, Inc.	5.1%
CoStar Group, Inc.	5.0%
Primerica, Inc.	4.7%
Vail Resorts, Inc.	4.6%
Morningstar, Inc.	3.9%
Total	69.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077819
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Institutional
Trading Symbol	BGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, underperformed its benchmark due to weak stock section, particularly in Consumer Discretionary, Communication Services, and Real Estate. Sector weightings did not significantly impact performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,072,851	$1,100,587	$1,052,402
03/31/2015	$1,123,828	$1,173,556	$1,071,348
06/30/2015	$1,111,403	$1,196,754	$1,072,824
09/30/2015	$1,015,135	$1,040,438	$995,053
12/31/2015	$1,029,313	$1,085,382	$1,057,439
03/31/2016	$1,032,514	$1,034,554	$1,067,679
06/30/2016	$1,067,406	$1,068,082	$1,095,765
09/30/2016	$1,095,096	$1,166,579	$1,143,953
12/31/2016	$1,094,269	$1,208,225	$1,192,106
03/31/2017	$1,208,158	$1,272,853	$1,260,572
06/30/2017	$1,281,385	$1,328,714	$1,298,585
09/30/2017	$1,322,766	$1,411,337	$1,357,947
12/31/2017	$1,393,589	$1,476,051	$1,444,005
03/31/2018	$1,428,053	$1,509,990	$1,434,699
06/30/2018	$1,542,465	$1,619,201	$1,490,491
09/30/2018	$1,664,893	$1,708,632	$1,596,672
12/31/2018	$1,356,401	$1,338,660	$1,368,314
03/31/2019	$1,650,356	$1,568,170	$1,560,472
06/30/2019	$1,766,306	$1,611,263	$1,624,375
09/30/2019	$1,754,066	$1,544,026	$1,643,258
12/31/2019	$1,905,799	$1,719,957	$1,792,751
03/31/2020	$1,480,781	$1,276,810	$1,418,072
06/30/2020	$1,887,340	$1,667,312	$1,730,438
09/30/2020	$2,093,955	$1,786,658	$1,889,769
12/31/2020	$2,535,751	$2,315,616	$2,167,217
03/31/2021	$2,559,513	$2,428,508	$2,304,769
06/30/2021	$2,759,158	$2,523,644	$2,494,677
09/30/2021	$2,859,285	$2,380,994	$2,492,140
12/31/2021	$3,046,752	$2,381,259	$2,723,349
03/31/2022	$2,640,518	$2,080,568	$2,579,598
06/30/2022	$2,146,877	$1,679,969	$2,148,776
09/30/2022	$2,112,314	$1,684,032	$2,052,841
12/31/2022	$2,364,369	$1,753,619	$2,200,278
03/31/2023	$2,550,634	$1,860,111	$2,358,264
06/30/2023	$2,619,855	$1,991,296	$2,556,047
09/30/2023	$2,523,865	$1,845,561	$2,472,878
12/31/2023	$2,718,320	$2,080,817	$2,771,400
03/31/2024	$2,868,382	$2,238,582	$3,049,076
06/30/2024	$2,632,264	$2,173,234	$3,147,134
09/30/2024	$2,925,664	$2,356,004	$3,343,173

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Institutional	15.92%	10.77%	11.33%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 7,586,737,355
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 75,000,891
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	49.2%
Information Technology	16.3%
Consumer Discretionary	14.1%
Real Estate	10.2%
Health Care	6.6%
Communication Services	2.8%
Industrials	0.8%
Materials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Arch Capital Group Ltd.	13.2%
MSCI Inc.	10.7%
Gartner, Inc.	9.5%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	5.7%
Choice Hotels International, Inc.	5.1%
CoStar Group, Inc.	5.0%
Primerica, Inc.	4.7%
Vail Resorts, Inc.	4.6%
Morningstar, Inc.	3.9%
Total	69.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165211
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	R6
Trading Symbol	BGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, underperformed its benchmark due to weak stock section, particularly in Consumer Discretionary, Communication Services, and Real Estate. Sector weightings did not significantly impact performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,364,256	$5,502,937	$5,262,007
03/31/2015	$5,619,138	$5,867,780	$5,356,742
06/30/2015	$5,557,016	$5,983,770	$5,364,121
09/30/2015	$5,075,676	$5,202,192	$4,975,264
12/31/2015	$5,146,565	$5,426,909	$5,287,195
03/31/2016	$5,163,371	$5,172,770	$5,338,393
06/30/2016	$5,337,831	$5,340,408	$5,478,824
09/30/2016	$5,475,478	$5,832,893	$5,719,766
12/31/2016	$5,472,243	$6,041,127	$5,960,531
03/31/2017	$6,040,788	$6,364,263	$6,302,862
06/30/2017	$6,407,823	$6,643,572	$6,492,924
09/30/2017	$6,613,831	$7,056,686	$6,789,736
12/31/2017	$6,968,843	$7,380,255	$7,220,024
03/31/2018	$7,141,160	$7,549,948	$7,173,497
06/30/2018	$7,713,214	$8,096,002	$7,452,456
09/30/2018	$8,325,343	$8,543,160	$7,983,362
12/31/2018	$6,782,914	$6,693,298	$6,841,571
03/31/2019	$8,252,652	$7,840,852	$7,802,359
06/30/2019	$8,832,388	$8,056,317	$8,121,873
09/30/2019	$8,771,194	$7,720,130	$8,216,289
12/31/2019	$9,529,840	$8,599,783	$8,963,755
03/31/2020	$7,404,808	$6,384,051	$7,090,358
06/30/2020	$9,438,656	$8,336,561	$8,652,191
09/30/2020	$10,470,592	$8,933,290	$9,448,844
12/31/2020	$12,680,616	$11,578,080	$10,836,087
03/31/2021	$12,799,421	$12,142,540	$11,523,844
06/30/2021	$13,796,445	$12,618,220	$12,473,385
09/30/2021	$14,298,225	$11,904,969	$12,460,697
12/31/2021	$15,234,359	$11,906,297	$13,616,746
03/31/2022	$13,203,278	$10,402,840	$12,897,992
06/30/2022	$10,735,176	$8,399,843	$10,743,878
09/30/2022	$10,562,372	$8,420,159	$10,264,206
12/31/2022	$11,822,594	$8,768,096	$11,001,387
03/31/2023	$12,753,871	$9,300,556	$11,791,320
06/30/2023	$13,099,963	$9,956,480	$12,780,235
09/30/2023	$12,620,037	$9,227,803	$12,364,389
12/31/2023	$13,592,263	$10,404,087	$13,856,999
03/31/2024	$14,342,533	$11,192,908	$15,245,380
06/30/2024	$13,160,655	$10,866,168	$15,735,670
09/30/2024	$14,627,582	$11,780,021	$16,715,866

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
R6	15.91%	10.77%	11.33%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 7,586,737,355
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 75,000,891
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	49.2%
Information Technology	16.3%
Consumer Discretionary	14.1%
Real Estate	10.2%
Health Care	6.6%
Communication Services	2.8%
Industrials	0.8%
Materials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (9/30/24)*
Arch Capital Group Ltd.	13.2%
MSCI Inc.	10.7%
Gartner, Inc.	9.5%
FactSet Research Systems Inc.	6.8%
Kinsale Capital Group, Inc.	5.7%
Choice Hotels International, Inc.	5.1%
CoStar Group, Inc.	5.0%
Primerica, Inc.	4.7%
Vail Resorts, Inc.	4.6%
Morningstar, Inc.	3.9%
Total	69.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001637
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Retail
Trading Symbol	BSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. Outperformance was driven by stock selection, with strength in Industrials and Consumer Discretionary investments more than offsetting weakness in Health Care and Information Technology holdings. Sector weightings were a modest drag on performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,504	$11,006	$10,524
03/31/2015	$11,097	$11,736	$10,714
06/30/2015	$10,943	$11,968	$10,728
09/30/2015	$9,568	$10,404	$9,951
12/31/2015	$9,953	$10,854	$10,574
03/31/2016	$9,671	$10,346	$10,677
06/30/2016	$10,148	$10,681	$10,958
09/30/2016	$10,801	$11,666	$11,440
12/31/2016	$10,942	$12,082	$11,921
03/31/2017	$11,870	$12,729	$12,606
06/30/2017	$12,665	$13,287	$12,986
09/30/2017	$13,226	$14,113	$13,580
12/31/2017	$13,912	$14,761	$14,440
03/31/2018	$14,304	$15,100	$14,347
06/30/2018	$15,217	$16,192	$14,905
09/30/2018	$16,533	$17,086	$15,967
12/31/2018	$12,884	$13,387	$13,683
03/31/2019	$15,855	$15,682	$15,605
06/30/2019	$16,630	$16,113	$16,244
09/30/2019	$15,844	$15,440	$16,433
12/31/2019	$17,328	$17,200	$17,928
03/31/2020	$13,280	$12,768	$14,181
06/30/2020	$18,013	$16,673	$17,304
09/30/2020	$20,693	$17,867	$18,898
12/31/2020	$24,317	$23,156	$21,672
03/31/2021	$24,951	$24,285	$23,048
06/30/2021	$26,523	$25,236	$24,947
09/30/2021	$26,853	$23,810	$24,921
12/31/2021	$28,094	$23,813	$27,234
03/31/2022	$23,676	$20,806	$25,796
06/30/2022	$19,259	$16,800	$21,488
09/30/2022	$18,546	$16,840	$20,528
12/31/2022	$19,322	$17,536	$22,003
03/31/2023	$21,134	$18,601	$23,583
06/30/2023	$22,483	$19,913	$25,561
09/30/2023	$21,777	$18,456	$24,729
12/31/2023	$24,515	$20,808	$27,714
03/31/2024	$27,391	$22,386	$30,491
06/30/2024	$25,609	$21,732	$31,471
09/30/2024	$28,071	$23,560	$33,432

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Retail	28.90%	12.12%	10.87%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 4,515,574,556
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 45,139,330
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	28.4%
Information Technology	22.9%
Consumer Discretionary	14.2%
Financials	11.9%
Health Care	10.5%
Communication Services	5.8%
Consumer Staples	2.3%
Materials	1.7%
Real Estate	0.6%
Cash and Cash Equivalents	1.7%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Vertiv Holdings Co	7.8%
Gartner, Inc.	5.6%
Guidewire Software, Inc.	4.8%
Kinsale Capital Group, Inc.	4.6%
ICON Plc	4.4%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.3%
TransDigm Group Incorporated	3.2%
ASGN Incorporated	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Total	43.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077820
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Institutional
Trading Symbol	BSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. Outperformance was driven by stock selection, with strength in Industrials and Consumer Discretionary investments more than offsetting weakness in Health Care and Information Technology holdings. Sector weightings were a modest drag on performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,051,177	$1,100,587	$1,052,402
03/31/2015	$1,111,129	$1,173,556	$1,071,348
06/30/2015	$1,096,529	$1,196,754	$1,072,824
09/30/2015	$959,230	$1,040,438	$995,053
12/31/2015	$998,464	$1,085,382	$1,057,439
03/31/2016	$971,047	$1,034,554	$1,067,679
06/30/2016	$1,019,634	$1,068,082	$1,095,765
09/30/2016	$1,085,921	$1,166,579	$1,143,953
12/31/2016	$1,100,923	$1,208,225	$1,192,106
03/31/2017	$1,195,058	$1,272,853	$1,260,572
06/30/2017	$1,275,686	$1,328,714	$1,298,585
09/30/2017	$1,333,096	$1,411,337	$1,357,947
12/31/2017	$1,403,102	$1,476,051	$1,444,005
03/31/2018	$1,443,259	$1,509,990	$1,434,699
06/30/2018	$1,536,958	$1,619,201	$1,490,491
09/30/2018	$1,670,815	$1,708,632	$1,596,672
12/31/2018	$1,303,042	$1,338,660	$1,368,314
03/31/2019	$1,604,909	$1,568,170	$1,560,472
06/30/2019	$1,684,292	$1,611,263	$1,624,375
09/30/2019	$1,605,431	$1,544,026	$1,643,258
12/31/2019	$1,757,376	$1,719,957	$1,792,751
03/31/2020	$1,347,265	$1,276,810	$1,418,072
06/30/2020	$1,829,246	$1,667,312	$1,730,438
09/30/2020	$2,102,463	$1,786,658	$1,889,769
12/31/2020	$2,472,204	$2,315,616	$2,167,217
03/31/2021	$2,538,180	$2,428,508	$2,304,769
06/30/2021	$2,699,949	$2,523,644	$2,494,677
09/30/2021	$2,735,474	$2,380,994	$2,492,140
12/31/2021	$2,863,697	$2,381,259	$2,723,349
03/31/2022	$2,414,629	$2,080,568	$2,579,598
06/30/2022	$1,965,560	$1,679,969	$2,148,776
09/30/2022	$1,894,021	$1,684,032	$2,052,841
12/31/2022	$1,974,392	$1,753,619	$2,200,278
03/31/2023	$2,160,796	$1,860,111	$2,358,264
06/30/2023	$2,300,972	$1,991,296	$2,556,047
09/30/2023	$2,229,393	$1,845,561	$2,472,878
12/31/2023	$2,511,200	$2,080,817	$2,771,400
03/31/2024	$2,807,720	$2,238,582	$3,049,076
06/30/2024	$2,627,196	$2,173,234	$3,147,134
09/30/2024	$2,881,466	$2,356,004	$3,343,173

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Institutional	29.25%	12.41%	11.16%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 4,515,574,556
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 45,139,330
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	28.4%
Information Technology	22.9%
Consumer Discretionary	14.2%
Financials	11.9%
Health Care	10.5%
Communication Services	5.8%
Consumer Staples	2.3%
Materials	1.7%
Real Estate	0.6%
Cash and Cash Equivalents	1.7%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Vertiv Holdings Co	7.8%
Gartner, Inc.	5.6%
Guidewire Software, Inc.	4.8%
Kinsale Capital Group, Inc.	4.6%
ICON Plc	4.4%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.3%
TransDigm Group Incorporated	3.2%
ASGN Incorporated	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Total	43.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165212
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	R6
Trading Symbol	BSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. Outperformance was driven by stock selection, with strength in Industrials and Consumer Discretionary investments more than offsetting weakness in Health Care and Information Technology holdings. Sector weightings were a modest drag on performance despite lack of exposure to Energy, the only sector in the benchmark to post negative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,255,886	$5,502,937	$5,262,007
03/31/2015	$5,555,646	$5,867,780	$5,356,742
06/30/2015	$5,482,647	$5,983,770	$5,364,121
09/30/2015	$4,796,151	$5,202,192	$4,975,264
12/31/2015	$4,992,321	$5,426,909	$5,287,195
03/31/2016	$4,855,236	$5,172,770	$5,338,393
06/30/2016	$5,098,172	$5,340,408	$5,478,824
09/30/2016	$5,429,605	$5,832,893	$5,719,766
12/31/2016	$5,504,612	$6,041,127	$5,960,531
03/31/2017	$5,975,291	$6,364,263	$6,302,862
06/30/2017	$6,376,317	$6,643,572	$6,492,924
09/30/2017	$6,663,367	$7,056,686	$6,789,736
12/31/2017	$7,013,402	$7,380,255	$7,220,024
03/31/2018	$7,216,585	$7,549,948	$7,173,497
06/30/2018	$7,682,711	$8,096,002	$7,452,456
09/30/2018	$8,352,020	$8,543,160	$7,983,362
12/31/2018	$6,513,055	$6,693,298	$6,841,571
03/31/2019	$8,022,496	$7,840,852	$7,802,359
06/30/2019	$8,419,442	$8,056,317	$8,121,873
09/30/2019	$8,025,107	$7,720,130	$8,216,289
12/31/2019	$8,784,889	$8,599,783	$8,963,755
03/31/2020	$6,734,131	$6,384,051	$7,090,358
06/30/2020	$9,144,271	$8,336,561	$8,652,191
09/30/2020	$10,510,493	$8,933,290	$9,448,844
12/31/2020	$12,359,397	$11,578,080	$10,836,087
03/31/2021	$12,689,319	$12,142,540	$11,523,844
06/30/2021	$13,495,091	$12,618,220	$12,473,385
09/30/2021	$13,672,741	$11,904,969	$12,460,697
12/31/2021	$14,313,565	$11,906,297	$13,616,746
03/31/2022	$12,071,425	$10,402,840	$12,897,992
06/30/2022	$9,825,743	$8,399,843	$10,743,878
09/30/2022	$9,467,993	$8,420,159	$10,264,206
12/31/2022	$9,869,902	$8,768,096	$11,001,387
03/31/2023	$10,802,081	$9,300,556	$11,791,320
06/30/2023	$11,503,078	$9,956,480	$12,780,235
09/30/2023	$11,145,122	$9,227,803	$12,364,389
12/31/2023	$12,554,529	$10,404,087	$13,856,999
03/31/2024	$14,037,408	$11,192,908	$15,245,380
06/30/2024	$13,134,619	$10,866,168	$15,735,670
09/30/2024	$14,402,365	$11,780,021	$16,715,866

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
R6	29.23%	12.41%	11.16%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 4,515,574,556
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 45,139,330
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	28.4%
Information Technology	22.9%
Consumer Discretionary	14.2%
Financials	11.9%
Health Care	10.5%
Communication Services	5.8%
Consumer Staples	2.3%
Materials	1.7%
Real Estate	0.6%
Cash and Cash Equivalents	1.7%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Vertiv Holdings Co	7.8%
Gartner, Inc.	5.6%
Guidewire Software, Inc.	4.8%
Kinsale Capital Group, Inc.	4.6%
ICON Plc	4.4%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.3%
TransDigm Group Incorporated	3.2%
ASGN Incorporated	3.1%
SiteOne Landscape Supply, Inc.	2.9%
Total	43.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001638
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Retail
Trading Symbol	BIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$160	1.31%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on enthusiasm around AI. We see significant long-term opportunities for AI beneficiaries, as we consider AI to be the most important technological advancement since the advent of the internet 30 years ago. Our stake in AI market leaders paid off during the period, as the four top contributors were all Magnificent Seven names. Sector/sub-industry weightings were also a positive, with an overweight in Information Technology and lack of exposure to Consumer Staples more than offsetting weakness in electric vehicles and autonomous driving.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 3000 Growth Index	S&P 500 Index
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,356	$10,517	$10,493
3/31/2015	$10,776	$10,943	$10,593
6/30/2015	$11,077	$10,972	$10,623
9/30/2015	$9,730	$10,321	$9,939
12/31/2015	$10,480	$11,053	$10,639
3/31/2016	$9,661	$11,090	$10,782
6/30/2016	$9,982	$11,179	$11,047
9/30/2016	$10,625	$11,729	$11,472
12/31/2016	$9,972	$11,870	$11,911
3/31/2017	$11,469	$12,895	$12,633
6/30/2017	$12,781	$13,495	$13,024
9/30/2017	$13,209	$14,295	$13,607
12/31/2017	$14,012	$15,382	$14,511
3/31/2018	$15,298	$15,610	$14,401
6/30/2018	$16,831	$16,527	$14,896
9/30/2018	$18,150	$17,995	$16,044
12/31/2018	$15,141	$15,056	$13,875
3/31/2019	$18,373	$17,492	$15,769
6/30/2019	$19,496	$18,279	$16,447
9/30/2019	$18,606	$18,481	$16,727
12/31/2019	$21,240	$20,453	$18,244
3/31/2020	$19,810	$17,415	$14,668
6/30/2020	$27,667	$22,291	$17,682
9/30/2020	$32,608	$25,157	$19,261
12/31/2020	$40,091	$28,279	$21,600
3/31/2021	$40,422	$28,616	$22,934
6/30/2021	$44,488	$31,872	$24,895
9/30/2021	$43,557	$32,094	$25,040
12/31/2021	$44,906	$35,588	$27,801
3/31/2022	$37,686	$32,296	$26,522
6/30/2022	$27,502	$25,569	$22,252
9/30/2022	$26,839	$24,708	$21,165
12/31/2022	$25,612	$25,280	$22,766
3/31/2023	$30,183	$28,781	$24,473
6/30/2023	$35,091	$32,371	$26,612
9/30/2023	$33,299	$31,289	$25,741
12/31/2023	$38,305	$35,698	$28,750
3/31/2024	$44,146	$39,705	$31,785
6/30/2024	$46,068	$42,800	$33,147
9/30/2024	$47,903	$44,263	$35,098

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Retail	43.85%	20.82%	16.96%
Russell 3000 Growth Index	41.47%	19.09%	16.04%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 1,356,177,986
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,112,115
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	57.9%
Consumer Discretionary	12.4%
Communication Services	9.7%
Health Care	8.5%
Financials	3.8%
Industrials	3.8%
Real Estate	2.6%
Materials	0.2%
Cash and Cash Equivalents	0.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	12.2%
NVIDIA Corporation	11.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.2%
Apple Inc.	4.7%
Broadcom Inc.	4.6%
Tesla, Inc.	4.5%
Space Exploration Technologies Corp.	2.7%
Gartner, Inc.	2.6%
argenx SE	2.6%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077821
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Institutional
Trading Symbol	BIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.05%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on enthusiasm around AI. We see significant long-term opportunities for AI beneficiaries, as we consider AI to be the most important technological advancement since the advent of the internet 30 years ago. Our stake in AI market leaders paid off during the period, as the four top contributors were all Magnificent Seven names. Sector/sub-industry weightings were also a positive, with an overweight in Information Technology and lack of exposure to Consumer Staples more than offsetting weakness in electric vehicles and autonomous driving.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 3000 Growth Index	S&P 500 Index
9/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,036,662	$1,051,705	$1,049,327
3/31/2015	$1,079,181	$1,094,288	$1,059,301
6/30/2015	$1,110,510	$1,097,208	$1,062,247
9/30/2015	$976,242	$1,032,109	$993,855
12/31/2015	$1,051,654	$1,105,268	$1,063,848
3/31/2016	$969,996	$1,108,993	$1,078,187
6/30/2016	$1,003,401	$1,117,863	$1,104,659
9/30/2016	$1,068,356	$1,172,900	$1,147,210
12/31/2016	$1,003,669	$1,186,989	$1,191,082
3/31/2017	$1,155,127	$1,289,467	$1,263,335
6/30/2017	$1,287,739	$1,349,468	$1,302,350
9/30/2017	$1,331,711	$1,429,451	$1,360,700
12/31/2017	$1,413,956	$1,538,185	$1,451,114
3/31/2018	$1,544,104	$1,560,999	$1,440,099
6/30/2018	$1,700,764	$1,652,675	$1,489,550
9/30/2018	$1,834,126	$1,799,483	$1,604,406
12/31/2018	$1,532,036	$1,505,590	$1,387,494
3/31/2019	$1,859,969	$1,749,185	$1,576,858
6/30/2019	$1,975,166	$1,827,934	$1,644,723
9/30/2019	$1,885,194	$1,848,110	$1,672,656
12/31/2019	$2,154,112	$2,045,289	$1,824,365
3/31/2020	$2,010,865	$1,741,529	$1,466,826
6/30/2020	$2,810,886	$2,229,046	$1,768,160
9/30/2020	$3,314,504	$2,515,683	$1,926,047
12/31/2020	$4,077,400	$2,827,858	$2,160,026
3/31/2021	$4,113,218	$2,861,577	$2,293,407
6/30/2021	$4,530,445	$3,187,218	$2,489,467
9/30/2021	$4,438,481	$3,209,356	$2,503,957
12/31/2021	$4,578,709	$3,558,827	$2,780,071
3/31/2022	$3,845,196	$3,229,550	$2,652,229
6/30/2022	$2,808,665	$2,556,940	$2,225,190
9/30/2022	$2,741,792	$2,470,791	$2,116,543
12/31/2022	$2,617,450	$2,527,979	$2,276,576
3/31/2023	$3,087,650	$2,878,134	$2,447,253
6/30/2023	$3,591,287	$3,237,118	$2,661,195
9/30/2023	$3,410,521	$3,128,850	$2,574,083
12/31/2023	$3,925,652	$3,569,747	$2,875,034
3/31/2024	$4,527,509	$3,970,490	$3,178,520
6/30/2024	$4,728,128	$4,280,012	$3,314,681
9/30/2024	$4,919,343	$4,426,316	$3,509,802

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Institutional	44.24%	21.15%	17.27%
Russell 3000 Growth Index	41.47%	19.09%	16.04%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 1,356,177,986
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,112,115
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	57.9%
Consumer Discretionary	12.4%
Communication Services	9.7%
Health Care	8.5%
Financials	3.8%
Industrials	3.8%
Real Estate	2.6%
Materials	0.2%
Cash and Cash Equivalents	0.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	12.2%
NVIDIA Corporation	11.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.2%
Apple Inc.	4.7%
Broadcom Inc.	4.6%
Tesla, Inc.	4.5%
Space Exploration Technologies Corp.	2.7%
Gartner, Inc.	2.6%
argenx SE	2.6%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174753
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	R6
Trading Symbol	BIOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Opportunity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$128	1.05%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on enthusiasm around AI. We see significant long-term opportunities for AI beneficiaries, as we consider AI to be the most important technological advancement since the advent of the internet 30 years ago. Our stake in AI market leaders paid off during the period, as the four top contributors were all Magnificent Seven names. Sector/sub-industry weightings were also a positive, with an overweight in Information Technology and lack of exposure to Consumer Staples more than offsetting weakness in electric vehicles and autonomous driving.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 3000 Growth Index	S&P 500 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,183,312	$5,258,527	$5,246,634
03/31/2015	$5,395,903	$5,471,440	$5,296,507
06/30/2015	$5,552,550	$5,486,039	$5,311,236
09/30/2015	$4,881,209	$5,160,543	$4,969,274
12/31/2015	$5,258,268	$5,526,340	$5,319,239
03/31/2016	$4,849,979	$5,544,967	$5,390,934
06/30/2016	$5,017,006	$5,589,316	$5,523,294
09/30/2016	$5,344,875	$5,864,500	$5,736,049
12/31/2016	$5,018,345	$5,934,947	$5,955,411
03/31/2017	$5,779,123	$6,447,336	$6,316,675
06/30/2017	$6,442,187	$6,747,341	$6,511,748
09/30/2017	$6,662,045	$7,147,256	$6,803,501
12/31/2017	$7,073,269	$7,690,925	$7,255,572
03/31/2018	$7,727,978	$7,804,995	$7,200,495
06/30/2018	$8,511,219	$8,263,375	$7,447,750
09/30/2018	$9,177,978	$8,997,412	$8,022,029
12/31/2018	$7,663,466	$7,527,951	$6,937,470
03/31/2019	$9,307,139	$8,745,927	$7,884,287
06/30/2019	$9,883,055	$9,139,669	$8,223,616
09/30/2019	$9,437,456	$9,240,548	$8,363,278
12/31/2019	$10,777,362	$10,226,445	$9,121,826
03/31/2020	$10,065,777	$8,707,647	$7,334,132
06/30/2020	$14,065,065	$11,145,228	$8,840,802
09/30/2020	$16,582,635	$12,578,416	$9,630,235
12/31/2020	$20,405,512	$14,139,292	$10,800,131
03/31/2021	$20,584,550	$14,307,883	$11,467,036
06/30/2021	$22,670,102	$15,936,091	$12,447,334
09/30/2021	$22,210,410	$16,046,780	$12,519,783
12/31/2021	$22,911,049	$17,794,136	$13,900,354
03/31/2022	$19,244,863	$16,147,748	$13,261,144
06/30/2022	$14,053,712	$12,784,700	$11,125,951
09/30/2022	$13,719,473	$12,353,956	$10,582,716
12/31/2022	$13,097,997	$12,639,892	$11,382,879
03/31/2023	$15,448,116	$14,390,670	$12,236,264
06/30/2023	$17,970,577	$16,185,592	$13,305,974
09/30/2023	$17,061,864	$15,644,248	$12,870,415
12/31/2023	$19,641,772	$17,848,733	$14,375,168
03/31/2024	$22,649,925	$19,852,452	$15,892,600
06/30/2024	$23,652,642	$21,400,058	$16,573,406
09/30/2024	$24,613,580	$22,131,578	$17,549,012

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
R6	44.26%	21.13%	17.28%
Russell 3000 Growth Index	41.47%	19.09%	16.04%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 1,356,177,986
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,112,115
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	57.9%
Consumer Discretionary	12.4%
Communication Services	9.7%
Health Care	8.5%
Financials	3.8%
Industrials	3.8%
Real Estate	2.6%
Materials	0.2%
Cash and Cash Equivalents	0.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	12.2%
NVIDIA Corporation	11.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.2%
Apple Inc.	4.7%
Broadcom Inc.	4.6%
Tesla, Inc.	4.5%
Space Exploration Technologies Corp.	2.7%
Gartner, Inc.	2.6%
argenx SE	2.6%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001639
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Retail
Trading Symbol	BFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$122	1.00%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on investor enthusiasm around AI. The Fund's investments in these secular growth market leaders paid off, as the three top contributors were all Magnificent Seven names. Sector/sub-industry weightings did not factor much into results, with the positive impact of the Fund's overweight in Information Technology and underexposure to Industrials and Consumer Staples cancelled out by weakness elsewhere -- in particular, electric vehicles and autonomous driving.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 1000 Growth Index	S&P 500 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,333	$10,478	$10,493
03/31/2015	$10,844	$10,881	$10,593
06/30/2015	$11,224	$10,894	$10,623
09/30/2015	$10,048	$10,317	$9,939
12/31/2015	$10,986	$11,072	$10,639
03/31/2016	$10,440	$11,154	$10,782
06/30/2016	$10,440	$11,223	$11,047
09/30/2016	$11,497	$11,737	$11,472
12/31/2016	$10,761	$11,856	$11,911
03/31/2017	$12,389	$12,912	$12,633
06/30/2017	$13,440	$13,515	$13,024
09/30/2017	$14,284	$14,312	$13,607
12/31/2017	$15,134	$15,438	$14,511
03/31/2018	$16,245	$15,656	$14,401
06/30/2018	$17,398	$16,558	$14,896
09/30/2018	$18,431	$18,076	$16,044
12/31/2018	$15,300	$15,204	$13,875
03/31/2019	$18,152	$17,652	$15,769
06/30/2019	$19,340	$18,471	$16,447
09/30/2019	$19,073	$18,746	$16,727
12/31/2019	$20,497	$20,737	$18,244
03/31/2020	$18,539	$17,813	$14,668
06/30/2020	$25,551	$22,772	$17,682
09/30/2020	$28,525	$25,782	$19,261
12/31/2020	$30,832	$28,719	$21,600
03/31/2021	$30,329	$28,990	$22,934
06/30/2021	$34,493	$32,449	$24,895
09/30/2021	$33,983	$32,825	$25,040
12/31/2021	$34,200	$36,644	$27,801
03/31/2022	$26,997	$33,331	$26,522
06/30/2022	$18,736	$26,357	$22,252
09/30/2022	$18,186	$25,410	$21,165
12/31/2022	$16,888	$25,967	$22,766
03/31/2023	$20,199	$29,698	$24,473
06/30/2023	$23,414	$33,502	$26,612
09/30/2023	$22,585	$32,453	$25,741
12/31/2023	$26,547	$37,050	$28,750
03/31/2024	$29,877	$41,279	$31,785
06/30/2024	$31,561	$44,719	$33,147
09/30/2024	$32,668	$46,145	$35,098

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Retail	44.65%	11.36%	12.57%
Russell 1000 Growth Index	42.19%	19.74%	16.52%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 636,410,481
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,919,830
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	43.0%
Consumer Discretionary	18.8%
Communication Services	14.9%
Health Care	10.9%
Financials	8.5%
Industrials	1.1%
Cash and Cash Equivalents	2.8%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
NVIDIA Corporation	10.7%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc.	8.2%
Shopify Inc.	5.9%
Intuitive Surgical, Inc.	5.8%
ServiceNow, Inc.	5.1%
Microsoft Corporation	4.6%
The Trade Desk, Inc.	4.5%
MercadoLibre, Inc.	4.5%
Tesla, Inc.	3.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077822
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Institutional
Trading Symbol	BFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on investor enthusiasm around AI. The Fund's investments in these secular growth market leaders paid off, as the three top contributors were all Magnificent Seven names. Sector/sub-industry weightings did not factor much into results, with the positive impact of the Fund's overweight in Information Technology and underexposure to Industrials and Consumer Staples cancelled out by weakness elsewhere -- in particular, electric vehicles and autonomous driving.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 1000 Growth Index	S&P 500 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,033,699	$1,047,843	$1,049,327
03/31/2015	$1,085,532	$1,088,056	$1,059,301
06/30/2015	$1,124,406	$1,089,362	$1,062,247
09/30/2015	$1,007,194	$1,031,734	$993,855
12/31/2015	$1,102,024	$1,107,227	$1,063,848
03/31/2016	$1,047,836	$1,115,442	$1,078,187
06/30/2016	$1,049,014	$1,122,294	$1,104,659
09/30/2016	$1,155,623	$1,173,708	$1,147,210
12/31/2016	$1,082,587	$1,185,580	$1,191,082
03/31/2017	$1,246,918	$1,291,200	$1,263,335
06/30/2017	$1,353,528	$1,351,501	$1,302,350
09/30/2017	$1,439,522	$1,431,226	$1,360,700
12/31/2017	$1,526,106	$1,543,773	$1,451,114
03/31/2018	$1,639,194	$1,565,622	$1,440,099
06/30/2018	$1,756,995	$1,655,745	$1,489,550
09/30/2018	$1,862,426	$1,807,586	$1,604,406
12/31/2018	$1,547,310	$1,520,404	$1,387,494
03/31/2019	$1,836,510	$1,765,210	$1,576,858
06/30/2019	$1,957,844	$1,847,111	$1,644,723
09/30/2019	$1,931,928	$1,874,587	$1,672,656
12/31/2019	$2,077,230	$2,073,675	$1,824,365
03/31/2020	$1,880,236	$1,781,298	$1,466,826
06/30/2020	$2,593,053	$2,277,182	$1,768,160
09/30/2020	$2,896,593	$2,578,162	$1,926,047
12/31/2020	$3,132,634	$2,871,894	$2,160,026
03/31/2021	$3,083,315	$2,898,949	$2,293,407
06/30/2021	$3,509,524	$3,244,927	$2,489,467
09/30/2021	$3,459,596	$3,282,448	$2,503,957
12/31/2021	$3,484,220	$3,664,438	$2,780,071
03/31/2022	$2,751,888	$3,333,130	$2,652,229
06/30/2022	$1,911,086	$2,635,744	$2,225,190
09/30/2022	$1,855,910	$2,540,949	$2,116,543
12/31/2022	$1,724,868	$2,596,735	$2,276,576
03/31/2023	$2,064,073	$2,969,770	$2,447,253
06/30/2023	$2,394,500	$3,350,203	$2,661,195
09/30/2023	$2,311,110	$3,245,332	$2,574,083
12/31/2023	$2,718,030	$3,704,973	$2,875,034
03/31/2024	$3,060,997	$4,127,876	$3,178,520
06/30/2024	$3,235,930	$4,471,923	$3,314,681
09/30/2024	$3,351,297	$4,614,541	$3,509,802

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Institutional	45.01%	11.65%	12.86%
Russell 1000 Growth Index	42.19%	19.74%	16.52%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 636,410,481
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,919,830
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	43.0%
Consumer Discretionary	18.8%
Communication Services	14.9%
Health Care	10.9%
Financials	8.5%
Industrials	1.1%
Cash and Cash Equivalents	2.8%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
NVIDIA Corporation	10.7%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc.	8.2%
Shopify Inc.	5.9%
Intuitive Surgical, Inc.	5.8%
ServiceNow, Inc.	5.1%
Microsoft Corporation	4.6%
The Trade Desk, Inc.	4.5%
MercadoLibre, Inc.	4.5%
Tesla, Inc.	3.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165213
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	R6
Trading Symbol	BFTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven technology companies, which continued to climb on investor enthusiasm around AI. The Fund's investments in these secular growth market leaders paid off, as the three top contributors were all Magnificent Seven names. Sector/sub-industry weightings did not factor much into results, with the positive impact of the Fund's overweight in Information Technology and underexposure to Industrials and Consumer Staples cancelled out by weakness elsewhere -- in particular, electric vehicles and autonomous driving.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 1000 Growth Index	S&P 500 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,168,497	$5,239,216	$5,246,634
03/31/2015	$5,427,659	$5,440,280	$5,296,507
06/30/2015	$5,622,029	$5,446,809	$5,311,236
09/30/2015	$5,035,972	$5,158,670	$4,969,274
12/31/2015	$5,510,119	$5,536,137	$5,319,239
03/31/2016	$5,239,178	$5,577,210	$5,390,934
06/30/2016	$5,245,068	$5,611,469	$5,523,294
09/30/2016	$5,781,060	$5,868,538	$5,736,049
12/31/2016	$5,412,934	$5,927,902	$5,955,411
03/31/2017	$6,237,537	$6,455,998	$6,316,675
06/30/2017	$6,770,584	$6,757,505	$6,511,748
09/30/2017	$7,200,556	$7,156,131	$6,803,501
12/31/2017	$7,633,473	$7,718,866	$7,255,572
03/31/2018	$8,198,916	$7,828,108	$7,200,495
06/30/2018	$8,787,918	$8,278,727	$7,447,750
09/30/2018	$9,315,075	$9,037,928	$8,022,029
12/31/2018	$7,739,494	$7,602,022	$6,937,470
03/31/2019	$9,185,495	$8,826,051	$7,884,287
06/30/2019	$9,792,168	$9,235,555	$8,223,616
09/30/2019	$9,662,587	$9,372,936	$8,363,278
12/31/2019	$10,392,127	$10,368,372	$9,121,826
03/31/2020	$9,404,133	$8,906,491	$7,334,132
06/30/2020	$12,971,218	$11,385,911	$8,840,802
09/30/2020	$14,488,909	$12,890,811	$9,630,235
12/31/2020	$15,669,099	$14,359,472	$10,800,131
03/31/2021	$15,422,510	$14,494,747	$11,467,036
06/30/2021	$17,553,532	$16,224,634	$12,447,334
09/30/2021	$17,303,898	$16,412,237	$12,519,783
12/31/2021	$17,427,022	$18,322,191	$13,900,354
03/31/2022	$13,765,435	$16,665,648	$13,261,144
06/30/2022	$9,558,372	$13,178,721	$11,125,951
09/30/2022	$9,282,499	$12,704,742	$10,582,716
12/31/2022	$8,621,031	$12,983,676	$11,382,879
03/31/2023	$10,320,158	$14,848,849	$12,236,264
06/30/2023	$11,969,126	$16,751,017	$13,305,974
09/30/2023	$11,555,317	$16,226,661	$12,870,415
12/31/2023	$13,589,880	$18,524,866	$14,375,168
03/31/2024	$15,301,546	$20,639,381	$15,892,600
06/30/2024	$16,176,189	$22,359,615	$16,573,406
09/30/2024	$16,753,015	$23,072,704	$17,549,012

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
R6	44.98%	11.63%	12.85%
Russell 1000 Growth Index	42.19%	19.74%	16.52%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 636,410,481
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,919,830
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	43.0%
Consumer Discretionary	18.8%
Communication Services	14.9%
Health Care	10.9%
Financials	8.5%
Industrials	1.1%
Cash and Cash Equivalents	2.8%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
NVIDIA Corporation	10.7%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc.	8.2%
Shopify Inc.	5.9%
Intuitive Surgical, Inc.	5.8%
ServiceNow, Inc.	5.1%
Microsoft Corporation	4.6%
The Trade Desk, Inc.	4.5%
MercadoLibre, Inc.	4.5%
Tesla, Inc.	3.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000130959
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Retail
Trading Symbol	BDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$147	1.32%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut  - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, trailed its benchmark due to weak stock selection, particularly in Industrials and Information Technology. Sector weightings partially offset disappointing stock selection, with lack of exposure to Energy, the only sector in the benchmark with negative returns, contributing the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$10,000	$10,000	$10,000
12/31/2014	$11,336	$11,006	$10,524
03/31/2015	$12,098	$11,736	$10,714
06/30/2015	$11,892	$11,968	$10,728
09/30/2015	$9,529	$10,404	$9,951
12/31/2015	$9,666	$10,854	$10,574
03/31/2016	$9,255	$10,346	$10,677
06/30/2016	$10,192	$10,681	$10,958
09/30/2016	$11,743	$11,666	$11,440
12/31/2016	$11,735	$12,082	$11,921
03/31/2017	$13,102	$12,729	$12,606
06/30/2017	$14,618	$13,287	$12,986
09/30/2017	$15,389	$14,113	$13,580
12/31/2017	$15,903	$14,761	$14,440
03/31/2018	$15,693	$15,100	$14,347
06/30/2018	$18,323	$16,192	$14,905
09/30/2018	$20,848	$17,086	$15,967
12/31/2018	$15,970	$13,387	$13,683
03/31/2019	$19,100	$15,682	$15,605
06/30/2019	$19,299	$16,113	$16,244
09/30/2019	$18,353	$15,440	$16,433
12/31/2019	$20,196	$17,200	$17,928
03/31/2020	$16,163	$12,768	$14,181
06/30/2020	$22,469	$16,673	$17,304
09/30/2020	$26,672	$17,867	$18,898
12/31/2020	$33,467	$23,156	$21,672
03/31/2021	$35,945	$24,285	$23,048
06/30/2021	$38,100	$25,236	$24,947
09/30/2021	$36,171	$23,810	$24,921
12/31/2021	$35,017	$23,813	$27,234
03/31/2022	$29,279	$20,806	$25,796
06/30/2022	$22,627	$16,800	$21,488
09/30/2022	$22,617	$16,840	$20,528
12/31/2022	$22,657	$17,536	$22,003
03/31/2023	$25,186	$18,601	$23,583
06/30/2023	$26,059	$19,913	$25,561
09/30/2023	$24,658	$18,456	$24,729
12/31/2023	$27,705	$20,808	$27,714
03/31/2024	$28,954	$22,386	$30,491
06/30/2024	$26,669	$21,732	$31,471
09/30/2024	$30,274	$23,560	$33,432

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Retail	22.78%	10.53%	11.71%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 1,503,553,557
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 14,021,413
InvestmentCompanyPortfolioTurnover	31.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.5%
Industrials	22.2%
Health Care	19.9%
Consumer Discretionary	11.3%
Communication Services	4.5%
Financials	3.5%
Real Estate	2.2%
Cash and Cash Equivalents	1.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Axon Enterprise, Inc.	3.8%
DraftKings Inc.	3.2%
CyberArk Software Ltd.	3.1%
Kratos Defense & Security Solutions, Inc.	3.0%
CareDx, Inc.	3.0%
Guidewire Software, Inc.	2.9%
Advanced Energy Industries, Inc.	2.8%
PAR Technology Corporation	2.6%
Clearwater Analytics Holdings, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000130960
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Institutional
Trading Symbol	BDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut  - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, trailed its benchmark due to weak stock selection, particularly in Industrials and Information Technology. Sector weightings partially offset disappointing stock selection, with lack of exposure to Energy, the only sector in the benchmark with negative returns, contributing the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$1,000,000	$1,000,000	$1,000,000
12/31/2014	$1,134,073	$1,100,587	$1,052,402
03/31/2015	$1,210,931	$1,173,556	$1,071,348
06/30/2015	$1,190,436	$1,196,754	$1,072,824
09/30/2015	$954,740	$1,040,438	$995,053
12/31/2015	$969,257	$1,085,382	$1,057,439
03/31/2016	$928,266	$1,034,554	$1,067,679
06/30/2016	$1,022,562	$1,068,082	$1,095,765
09/30/2016	$1,179,879	$1,166,579	$1,143,953
12/31/2016	$1,179,879	$1,208,225	$1,192,106
03/31/2017	$1,317,969	$1,272,853	$1,260,572
06/30/2017	$1,470,916	$1,328,714	$1,298,585
09/30/2017	$1,550,449	$1,411,337	$1,357,947
12/31/2017	$1,602,687	$1,476,051	$1,444,005
03/31/2018	$1,582,544	$1,509,990	$1,434,699
06/30/2018	$1,848,783	$1,619,201	$1,490,491
09/30/2018	$2,104,512	$1,708,632	$1,596,672
12/31/2018	$1,612,893	$1,338,660	$1,368,314
03/31/2019	$1,930,941	$1,568,170	$1,560,472
06/30/2019	$1,951,704	$1,611,263	$1,624,375
09/30/2019	$1,857,327	$1,544,026	$1,643,258
12/31/2019	$2,045,977	$1,719,957	$1,792,751
03/31/2020	$1,637,727	$1,276,810	$1,418,072
06/30/2020	$2,278,453	$1,667,312	$1,730,438
09/30/2020	$2,707,494	$1,786,658	$1,889,769
12/31/2020	$3,398,943	$2,315,616	$2,167,217
03/31/2021	$3,652,960	$2,428,508	$2,304,769
06/30/2021	$3,874,737	$2,523,644	$2,494,677
09/30/2021	$3,680,316	$2,380,994	$2,492,140
12/31/2021	$3,565,231	$2,381,259	$2,723,349
03/31/2022	$2,984,186	$2,080,568	$2,579,598
06/30/2022	$2,307,986	$1,679,969	$2,148,776
09/30/2022	$2,307,986	$1,684,032	$2,052,841
12/31/2022	$2,313,048	$1,753,619	$2,200,278
03/31/2023	$2,572,190	$1,860,111	$2,358,264
06/30/2023	$2,664,307	$1,991,296	$2,556,047
09/30/2023	$2,521,576	$1,845,561	$2,472,878
12/31/2023	$2,835,381	$2,080,817	$2,771,400
03/31/2024	$2,964,952	$2,238,582	$3,049,076
06/30/2024	$2,734,154	$2,173,234	$3,147,134
09/30/2024	$3,104,646	$2,356,004	$3,343,173

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
Institutional	23.12%	10.82%	12.00%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 1,503,553,557
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 14,021,413
InvestmentCompanyPortfolioTurnover	31.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.5%
Industrials	22.2%
Health Care	19.9%
Consumer Discretionary	11.3%
Communication Services	4.5%
Financials	3.5%
Real Estate	2.2%
Cash and Cash Equivalents	1.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Axon Enterprise, Inc.	3.8%
DraftKings Inc.	3.2%
CyberArk Software Ltd.	3.1%
Kratos Defense & Security Solutions, Inc.	3.0%
CareDx, Inc.	3.0%
Guidewire Software, Inc.	2.9%
Advanced Energy Industries, Inc.	2.8%
PAR Technology Corporation	2.6%
Clearwater Analytics Holdings, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174754
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	R6
Trading Symbol	BDFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged their larger counterparts. This trend reversed with the U.S. Federal Reserve's September rate cut  - its first in over four years - signaling the start of an easing cycle and kicking off a small-cap rally. The Fund, while posting double-digit returns, trailed its benchmark due to weak stock selection, particularly in Industrials and Information Technology. Sector weightings partially offset disappointing stock selection, with lack of exposure to Energy, the only sector in the benchmark with negative returns, contributing the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/2014	$5,000,000	$5,000,000	$5,000,000
12/31/2014	$5,670,367	$5,502,937	$5,262,007
03/31/2015	$6,054,654	$5,867,780	$5,356,742
06/30/2015	$5,952,178	$5,983,770	$5,364,121
09/30/2015	$4,773,698	$5,202,192	$4,975,264
12/31/2015	$4,846,285	$5,426,909	$5,287,195
03/31/2016	$4,641,332	$5,172,770	$5,338,393
06/30/2016	$5,112,811	$5,340,408	$5,478,824
09/30/2016	$5,899,397	$5,832,893	$5,719,766
12/31/2016	$5,899,397	$6,041,127	$5,960,531
03/31/2017	$6,589,845	$6,364,263	$6,302,862
06/30/2017	$7,354,582	$6,643,572	$6,492,924
09/30/2017	$7,752,245	$7,056,686	$6,789,736
12/31/2017	$8,014,484	$7,380,255	$7,220,024
03/31/2018	$7,913,755	$7,549,948	$7,173,497
06/30/2018	$9,245,123	$8,096,002	$7,452,456
09/30/2018	$10,523,937	$8,543,160	$7,983,362
12/31/2018	$8,065,518	$6,693,298	$6,841,571
03/31/2019	$9,655,969	$7,840,852	$7,802,359
06/30/2019	$9,759,796	$8,056,317	$8,121,873
09/30/2019	$9,287,853	$7,720,130	$8,216,289
12/31/2019	$10,231,224	$8,599,783	$8,963,755
03/31/2020	$8,194,431	$6,384,051	$7,090,358
06/30/2020	$11,393,756	$8,336,561	$8,652,191
09/30/2020	$13,539,241	$8,933,290	$9,448,844
12/31/2020	$17,001,650	$11,578,080	$10,836,087
03/31/2021	$18,271,888	$12,142,540	$11,523,844
06/30/2021	$19,376,018	$12,618,220	$12,473,385
09/30/2021	$18,408,683	$11,904,969	$12,460,697
12/31/2021	$17,833,366	$11,906,297	$13,616,746
03/31/2022	$14,922,726	$10,402,840	$12,897,992
06/30/2022	$11,541,321	$8,399,843	$10,743,878
09/30/2022	$11,541,321	$8,420,159	$10,264,206
12/31/2022	$11,566,631	$8,768,096	$11,001,387
03/31/2023	$12,867,561	$9,300,556	$11,791,320
06/30/2023	$13,323,139	$9,956,480	$12,780,235
09/30/2023	$12,614,462	$9,227,803	$12,364,389
12/31/2023	$14,178,615	$10,404,087	$13,856,999
03/31/2024	$14,826,548	$11,192,908	$15,245,380
06/30/2024	$13,672,416	$10,866,168	$15,735,670
09/30/2024	$15,525,102	$11,780,021	$16,715,866

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	10 Years
R6	23.07%	10.82%	12.00%
Russell 2000 Growth Index	27.66%	8.82%	8.95%
Russell 3000 Index	35.19%	15.26%	12.83%

AssetsNet	$ 1,503,553,557
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 14,021,413
InvestmentCompanyPortfolioTurnover	31.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.5%
Industrials	22.2%
Health Care	19.9%
Consumer Discretionary	11.3%
Communication Services	4.5%
Financials	3.5%
Real Estate	2.2%
Cash and Cash Equivalents	1.9%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Axon Enterprise, Inc.	3.8%
DraftKings Inc.	3.2%
CyberArk Software Ltd.	3.1%
Kratos Defense & Security Solutions, Inc.	3.0%
CareDx, Inc.	3.0%
Guidewire Software, Inc.	2.9%
Advanced Energy Industries, Inc.	2.8%
PAR Technology Corporation	2.6%
Clearwater Analytics Holdings, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196921
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Retail
Trading Symbol	BDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Durable Advantage Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven mega-cap technology companies, which continued to climb on investor enthusiasm around generative AI. The Fund's investments in these secular growth market leaders paid off, as four Magnificent Seven names, along with two semiconductor companies, were the top contributors to Fund performance during the period. Sector weightings also added to the Fund's outperformance, especially lack of exposure to Energy, the worst-performing sector in the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index
12/29/2017	$10,000	$10,000
3/31/2018	$10,130	$9,924
6/30/2018	$10,310	$10,265
9/30/2018	$10,740	$11,056
12/31/2018	$9,252	$9,562
3/31/2019	$10,617	$10,867
6/30/2019	$11,460	$11,334
9/30/2019	$11,811	$11,527
12/31/2019	$13,025	$12,572
3/31/2020	$10,938	$10,108
6/30/2020	$13,357	$12,185
9/30/2020	$14,539	$13,273
12/31/2020	$15,645	$14,885
3/31/2021	$16,097	$15,805
6/30/2021	$18,207	$17,156
9/30/2021	$18,576	$17,255
12/31/2021	$20,619	$19,158
3/31/2022	$18,481	$18,277
6/30/2022	$15,577	$15,334
9/30/2022	$14,781	$14,586
12/31/2022	$15,467	$15,689
3/31/2023	$17,937	$16,865
6/30/2023	$19,842	$18,339
9/30/2023	$19,711	$17,739
12/31/2023	$22,444	$19,813
3/31/2024	$24,874	$21,904
6/30/2024	$26,155	$22,842
9/30/2024	$27,617	$24,187

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	Since Inception 12/29/2017
Retail	40.11%	18.52%	16.25%
S&P 500 Index	36.35%	15.98%	13.98%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 472,265,135
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,747,732
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Financials	29.4%
Communication Services	10.8%
Health Care	10.8%
Consumer Discretionary	6.4%
Industrials	5.8%
Real Estate	2.5%
Consumer Staples	1.4%
Cash and Cash Equivalents	3.3%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	8.0%
Meta Platforms, Inc.	6.9%
Amazon.com, Inc.	6.4%
NVIDIA Corporation	4.6%
S&P Global Inc.	4.2%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Broadcom Inc.	3.9%
Alphabet Inc.	3.9%
Moody's Corporation	3.4%
Visa Inc.	3.3%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196922
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Institutional
Trading Symbol	BDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Durable Advantage Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven mega-cap technology companies, which continued to climb on investor enthusiasm around generative AI. The Fund's investments in these secular growth market leaders paid off, as four Magnificent Seven names, along with two semiconductor companies, were the top contributors to Fund performance during the period. Sector weightings also added to the Fund's outperformance, especially lack of exposure to Energy, the worst-performing sector in the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index
12/29/2017	$1,000,000	$1,000,000
3/31/2018	$1,013,000	$992,409
6/30/2018	$1,032,000	$1,026,487
9/30/2018	$1,076,000	$1,105,637
12/31/2018	$927,226	$956,158
3/31/2019	$1,064,704	$1,086,653
6/30/2019	$1,150,001	$1,133,421
9/30/2019	$1,186,127	$1,152,670
12/31/2019	$1,308,553	$1,257,217
3/31/2020	$1,099,827	$1,010,827
6/30/2020	$1,343,675	$1,218,484
9/30/2020	$1,462,968	$1,327,288
12/31/2020	$1,574,499	$1,488,529
3/31/2021	$1,621,724	$1,580,446
6/30/2021	$1,834,739	$1,715,555
9/30/2021	$1,873,695	$1,725,540
12/31/2021	$2,080,936	$1,915,818
3/31/2022	$1,866,189	$1,827,719
6/30/2022	$1,573,809	$1,533,435
9/30/2022	$1,495,169	$1,458,564
12/31/2022	$1,564,735	$1,568,847
3/31/2023	$1,815,778	$1,686,464
6/30/2023	$2,009,354	$1,833,897
9/30/2023	$1,998,264	$1,773,866
12/31/2023	$2,276,890	$1,981,259
3/31/2024	$2,524,158	$2,190,399
6/30/2024	$2,655,362	$2,284,231
9/30/2024	$2,806,751	$2,418,695

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	Since Inception 12/29/2017
Institutional	40.46%	18.80%	16.53%
S&P 500 Index	36.35%	15.98%	13.98%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 472,265,135
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,747,732
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Financials	29.4%
Communication Services	10.8%
Health Care	10.8%
Consumer Discretionary	6.4%
Industrials	5.8%
Real Estate	2.5%
Consumer Staples	1.4%
Cash and Cash Equivalents	3.3%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	8.0%
Meta Platforms, Inc.	6.9%
Amazon.com, Inc.	6.4%
NVIDIA Corporation	4.6%
S&P Global Inc.	4.2%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Broadcom Inc.	3.9%
Alphabet Inc.	3.9%
Moody's Corporation	3.4%
Visa Inc.	3.3%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196923
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	R6
Trading Symbol	BDAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Durable Advantage Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks soared during the year-long period, dominated by the Magnificent Seven mega-cap technology companies, which continued to climb on investor enthusiasm around generative AI. The Fund's investments in these secular growth market leaders paid off, as four Magnificent Seven names, along with two semiconductor companies, were the top contributors to Fund performance during the period. Sector weightings also added to the Fund's outperformance, especially lack of exposure to Energy, the worst-performing sector in the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	S&P 500 Index
12/29/2017	$5,000,000	$5,000,000
03/31/2018	$5,065,000	$4,962,045
06/30/2018	$5,160,000	$5,132,435
09/30/2018	$5,375,000	$5,528,185
12/31/2018	$4,636,130	$4,780,788
03/31/2019	$5,323,522	$5,433,264
06/30/2019	$5,750,006	$5,667,103
09/30/2019	$5,930,634	$5,763,348
12/31/2019	$6,542,764	$6,286,083
03/31/2020	$5,499,133	$5,054,137
06/30/2020	$6,718,375	$6,092,422
09/30/2020	$7,314,841	$6,636,441
12/31/2020	$7,872,497	$7,442,646
03/31/2021	$8,108,621	$7,902,227
06/30/2021	$9,173,694	$8,577,775
09/30/2021	$9,363,447	$8,627,702
12/31/2021	$10,404,682	$9,579,089
03/31/2022	$9,330,943	$9,138,593
06/30/2022	$7,869,045	$7,667,177
09/30/2022	$7,470,804	$7,292,820
12/31/2022	$7,823,676	$7,844,233
03/31/2023	$9,078,892	$8,432,322
06/30/2023	$10,046,769	$9,169,486
09/30/2023	$9,991,318	$8,869,331
12/31/2023	$11,384,447	$9,906,295
03/31/2024	$12,625,837	$10,951,997
06/30/2024	$13,281,855	$11,421,157
09/30/2024	$14,033,754	$12,093,472

Average Annual Return [Table Text Block]
fund	1 Year	5 Years	Since Inception 12/29/2017
R6	40.46%	18.80%	16.53%
S&P 500 Index	36.35%	15.98%	13.98%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 472,265,135
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,747,732
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Financials	29.4%
Communication Services	10.8%
Health Care	10.8%
Consumer Discretionary	6.4%
Industrials	5.8%
Real Estate	2.5%
Consumer Staples	1.4%
Cash and Cash Equivalents	3.3%Footnote Reference*
Footnote	Description
Footnote*	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (9/30/24)*
Microsoft Corporation	8.0%
Meta Platforms, Inc.	6.9%
Amazon.com, Inc.	6.4%
NVIDIA Corporation	4.6%
S&P Global Inc.	4.2%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Broadcom Inc.	3.9%
Alphabet Inc.	3.9%
Moody's Corporation	3.4%
Visa Inc.	3.3%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com